Line of Credit Arrangement (Details) - USD ($) $ in Thousands		6 Months Ended
	Jan. 09, 2024	Jun. 30, 2024	Jun. 30, 2023
Line of Credit Arrangement [Line Items]
Interest expenses		$ 756	$ 813
Line of Credit [Member]
Line of Credit Arrangement [Line Items]
Repaid amount	$ 1,494